Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies (Details Textual)						1 Months Ended	3 Months Ended				12 Months Ended
	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 22, 2024 shares	Oct. 24, 2024 USD ($) $ / shares shares	Oct. 17, 2024	Jan. 26, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Feb. 28, 2025 USD ($) $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Nov. 29, 2023 $ / shares shares
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares			$ 0.001			$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001
Common Stock, Shares Authorized (in shares) | shares			500,000,000			500,000,000	500,000,000	500,000,000		500,000,000	500,000,000	500,000,000				500,000,000
Adjustments to Additional Paid in Capital, Stock Split			$ 18,000,000
Net Income (Loss) Attributable to Parent							$ (3,337,000)	$ (11,410,000)	$ (2,699,000)	$ (15,426,000)	$ (11,410,000)	$ (15,426,000)
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation							(2,604,000)	(8,258,000)	(1,852,000)	(6,648,000)	(8,300,000)	(6,600,000)
Revenues							0		0		0	0
Retained Earnings (Accumulated Deficit)						$ (50,379,000)	(53,716,000)	(50,379,000)		(38,969,000)	(50,379,000)	(38,969,000)
Working Capital (Deficit)						$ 7,900,000	7,000,000	7,900,000			7,900,000
Stock Issued During Period, Value, New Issues							1,882,000				103,000	2,840,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares															$ 0.02
Payments for Initial Public Offering Issuance Costs								(0)		1,296,000	$ 1.3
Payments of Financing Costs								1,052,000		(0)		1,100,000
Payments of Stock Issuance Costs							$ 64,000	$ 176,000	(0)	(0)		200,000
Property, Plant and Equipment, Useful Life (Year)						3 years	3 years	3 years			3 years
Liability for Uncertainty in Income Taxes, Current						$ 0	$ 0	$ 0		0	$ 0	0
Advertising Expense							$ 0		$ 100,000		$ 100,000	$ 1,800,000
Number of Reportable Segments											1
Number of Operating Segments											1
Series A Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1
Number of Warrants Per Pre-funded Unit (in shares) | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 6.54
Warrants and Rights Outstanding, Term (Year)	5 years
Class of Warrants or Rights, Maximum Beneficial Ownership	4.99%
Series A Warrants [Member] | Underwriters [Member]
Equity Offering, Option, Maximum Warrants (in shares) | shares		206,422
Class of Warrant or Right, Issued During Period (in shares) | shares		156,809
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares	1
Number of Warrants Per Pre-funded Unit (in shares) | shares	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.001
Class of Warrants or Rights, Maximum Beneficial Ownership	4.99%
Pre-funded and Series A Warrants [Member]
Class of Warrants or Rights, Maximum Beneficial Ownership	4.99%
Equity-based Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 125									$ 0.01
Warrants and Rights Outstanding, Term (Year)					5 years
IPO [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares					111,962
Shares Issued, Price Per Share (in dollars per share) | $ / shares					$ 100
Stock Issued During Period, Value, New Issues					$ 11,200,000
Proceeds from Issuance of Common Stock					$ 9,800,000
Underwritten Public Offering [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares	$ 0.001
Number of Common Units Issued (in shares) | shares	458,691
Number of Shares Per Common Unit (in shares) | shares	1
Number of Warrants Per Common Unit (in shares) | shares	1
Number of Pre-funded Units Issued (in shares) | shares	917,596
Common Units Issued, Purchase Price (in dollars per share) | $ / shares	$ 6.54
Pre-funded Units Issued, Purchase Price (in dollars per share) | $ / shares	$ 6.539
Proceeds from Issuance or Sale of Equity	$ 10,000,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	1,500,000
Proceeds from Issuance or Sale of Equity, Net	$ 9,000,000
Commission Percentage	8.00%
Payments of Stock Issuance Costs	$ 1,000,000
Underwritten Public Offering [Member] | Non-cash Expenses [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 500,000
Over-Allotment Option [Member] | Underwriters [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		156,809
Equity Offering, Option Period (Day)		45 days
Equity Offering, Option, Maximum Shares (in shares) | shares		206,422
ATM Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares						800	1,304,260
Stock Issued During Period, Value, New Issues							$ 2,100,000
Proceeds from Issuance of Common Stock						$ 1,746	$ 2,100,000	$ 2,000		$ 0
Proceeds from Issuance or Sale of Equity						$ 1,746
Equity Offering, Maximum Offering Amount													$ 2,100,000
ATM Agreement [Member] | Selling Agent [Member]
Commission Percentage													3.00%
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio			20
Reverse Stock Split [Member] | Minimum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				2
Reverse Stock Split [Member] | Maximum [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				50